Financial instruments (Details Narrative) R$ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$) Number	Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2017 BRL (R$)
IfrsStatementLineItems [Line Items]
Average export | Number	88.7	17
Decription of fair value at risk	fair value adjustment that could result in one month as from December 31, 2022, with a probability of 5%, and under normal market conditions, was estimated by the Company at R$129 million (US$24.7 million) for put options and call options (Note 20.5(a.i)) and R$96.7 million (US$18.5 million) for the US dollar swap (Note 20.5(a.ii)) and R$4.5 million (US$872 thousand) for the CRA swap (Note 20.2(a.iii)).
Put options member
IfrsStatementLineItems [Line Items]
Notional amount	R$ 2,100	R$ 10,960
Average export | Number	4.7
Call options member
IfrsStatementLineItems [Line Items]
Notional amount	R$ 1,400	7,300
Average export | Number	7.06
Future exports member
IfrsStatementLineItems [Line Items]
Designated	R$ 2,609	2,087	R$ 3,131	R$ 11,500	R$ 6,520
Hedge accounting discontinued		2,087	1,889
Hedge accounting discontinued		1,044
Future Exports One [Member]
IfrsStatementLineItems [Line Items]
Designated	R$ 500	400	600	R$ 2,200
Hedge accounting discontinued		400	R$ 362
Hedge accounting discontinued		R$ 200